ADDITIONAL INFORMATION - CONDENSED FINANCIAL STATEMENTS (Schedule of Information of Consolidating Balance Sheets) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Apr. 05, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
ADDITIONAL INFORMATION - CONDENSED FINANCIAL STATEMENTS [Line Items]
Amount of Restricted Net Assets for Consolidated and Unconsolidated Subsidiaries	¥ 828,461		¥ 962,875
Current assets:
Cash and cash equivalents	211,436	$ 30,752	195,303			¥ 196,900
Amounts due from related parties	1,105	161	0
Prepaid expenses and other current assets	134,770	19,601	129,517
Total current assets	555,400	80,779	572,723
Non-current assets:
Property and equipment, net	165,933	24,134	168,423
Total non-current assets	354,819	51,607	404,697
Total assets	910,219	132,386	977,420
Current liabilities:
Amounts due to related parties	2,696	392	3,430
Accrued and other liabilities	256,325	37,270	418,998
Borrowing from third party, current	41,179	6,000	0
Total current liabilities	645,147	93,833	762,552
Non-current liabilities:
Long-term borrowing from third party	0	0	39,205		¥ 41,179
Total non-current liabilities	2,301	334	48,909
Total liabilities	647,448	94,167	811,461
SHAREHOLDERS' EQUITY
(US$ 0.003 par value; 1,666,667 shares authorized, nil issued and outstanding as of December 31, 2017 and 2018)	0	0	0
Additional paid-in capital	3,507,123	510,090	3,456,307
Accumulated other comprehensive income	8,305	1,208	6,876
Total shareholders' equity	264,557	38,479	167,234
Total liabilities and shareholders' equity	910,219	132,386	977,420
Class A Ordinary Shares [Member]
SHAREHOLDERS' EQUITY
Ordinary shares	728	106	640
Class C Ordinary Shares [Member]
SHAREHOLDERS' EQUITY
Ordinary shares	90	13	90
Parent Company [Member]
Current assets:
Cash and cash equivalents	5,094	740	323	$ 47		¥ 1,467	¥ 8,658
Amounts due from related parties	368,891	53,655	261,867
Prepaid expenses and other current assets	863	126	2,770
Total current assets	374,848	54,521	264,960
Non-current assets:
Property and equipment, net	0	0	0
Intangible assets, net	0	0	0
Investment in subsidiaries	0	0	0
Total non-current assets	0	0	0
Total assets	374,848	54,521	264,960
Current liabilities:
Amounts due to related parties	41,559	6,045	17,325
Accrued and other liabilities	27,553	3,997	41,196
Borrowing from third party, current	41,179	6,000	0
Total current liabilities	110,291	16,042	58,521
Non-current liabilities:
Long-term borrowing from third party	0	0	39,205
Total non-current liabilities	0	0	39,205
Total liabilities	110,291	16,042	97,726
SHAREHOLDERS' EQUITY
(US$ 0.003 par value; 1,666,667 shares authorized, nil issued and outstanding as of December 31, 2017 and 2018)	0	0	0
Additional paid-in capital	3,507,123	510,090	3,456,307
Accumulated deficit	(3,251,689)	(472,938)	(3,296,679)
Accumulated other comprehensive income	8,305	1,208	6,876
Total shareholders' equity	264,557	38,749	167,234
Total liabilities and shareholders' equity	374,848	54,521	264,960
Parent Company [Member] | Class A Ordinary Shares [Member]
SHAREHOLDERS' EQUITY
Ordinary shares	728	106	640
Parent Company [Member] | Class C Ordinary Shares [Member]
SHAREHOLDERS' EQUITY
Ordinary shares	¥ 90	$ 13	¥ 90